Average Annual Total Returns - FidelityInternationalRealEstateFund-AMCIZPRO - FidelityInternationalRealEstateFund-AMCIZPRO - Fidelity International Real Estate Fund	Sep. 28, 2024
Fidelity Advisor International Real Estate Fund - Class A | Return Before Taxes
Average Annual Return:
Past 1 year	(2.15%)
Past 5 years	1.42%
Past 10 years	2.78%
Fidelity Advisor International Real Estate Fund - Class A | After Taxes on Distributions
Average Annual Return:
Past 1 year	(2.38%)
Past 5 years	0.49%
Past 10 years	1.82%
Fidelity Advisor International Real Estate Fund - Class A | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	(0.88%)
Past 5 years	1.05%
Past 10 years	1.98%
Fidelity Advisor International Real Estate Fund - Class C | Return Before Taxes
Average Annual Return:
Past 1 year	2.12%
Past 5 years	1.86%
Past 10 years	2.79%
Fidelity Advisor International Real Estate Fund - Class M | Return Before Taxes
Average Annual Return:
Past 1 year	(0.10%)
Past 5 years	1.61%
Past 10 years	2.73%
Fidelity Advisor International Real Estate Fund - Class I | Return Before Taxes
Average Annual Return:
Past 1 year	4.07%
Past 5 years	2.97%
Past 10 years	3.75%
Fidelity Advisor International Real Estate Fund - Class Z | Return Before Taxes
Average Annual Return:
Past 1 year	4.33%
Past 5 years	3.08%
Since Inception	2.04%	[1]
MS001
Average Annual Return:
Past 1 year	18.49%
Past 5 years	8.39%
Past 10 years	4.48%
RT004
Average Annual Return:
Past 1 year	6.99%
Past 5 years	(0.11%)
Past 10 years	1.46%

[1]	A From October 2, 2018 .